SCHEDULE OF BLACK-SCHOLES OPTION PRICING MODEL (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Weighted average risk-free interest rate	4.05%		3.60%	3.92%
Weighted average expected volatility	105.97%		107.15%	103.30%
Weighted average expected term (in years)	5 years 10 months 2 days		5 years 9 months 10 days	5 years 2 months 4 days
Expected dividend yield			0.00%	0.00%
Exercise price	$ 31.50		$ 25.98	$ 17.43
Estimated fair value of stock price	$ 44.40